Regulatory Capital Information (Tables)	12 Months Ended
Dec. 31, 2018
Regulatory Capital Information [Abstract]
Transitional template for regulatory capital RWA and capital ratios [text block table]

Own Funds Template (incl. RWA and capital ratios)

	Dec 31, 2018	Dec 31, 2017
in € m.	CRR/CRD 4[1]	CRR/CRD 4
Common Equity Tier 1 (CET 1) capital: instruments and reserves
Capital instruments, related share premium accounts and other reserves[2]	45,515	45,195
Retained earnings	16,297	17,977
Accumulated other comprehensive income (loss), net of tax	382	660
Independently reviewed interim profits net of any foreseeable charge or dividend[3]	0	(751)
Other[2]	846	33
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	63,041	63,114

Common Equity Tier 1 (CET 1) capital: regulatory adjustments
Additional value adjustments (negative amount)	(1,504)	(1,204)
Other prudential filters (other than additional value adjustments)	(329)	(74)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(8,566)	(6,715)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)	(2,758)	(2,403)
Negative amounts resulting from the calculation of expected loss amounts[4]	(367)	(408)
Defined benefit pension fund assets (negative amount)	(1,111)	(900)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)	(25)	(117)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)	0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)	0	0
Other regulatory adjustments[5]	(895)	(485)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital	(15,555)	(12,306)
Common Equity Tier 1 (CET 1) capital	47,486	50,808

Additional Tier 1 (AT1) capital: instruments
Capital instruments and the related share premium accounts	4,676	4,676
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1	3,009	3,904
Additional Tier 1 (AT1) capital before regulatory adjustments	7,685	8,579

Additional Tier 1 (AT1) capital: regulatory adjustments
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)	(80)	(26)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR	N/M	(1,730)
Other regulatory adjustments	0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital	(80)	(1,756)
Additional Tier 1 (AT1) capital	7,604	6,823
Tier 1 capital (T1 = CET 1 + AT1)	55,091	57,631

Tier 2 (T2) capital	6,202	6,384
Total capital (TC = T1 + T2)	61,292	64,016
Total risk-weighted assets	350,432	343,316
Capital ratios
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)	13.6	14.8
Tier 1 capital ratio (as a percentage of risk-weighted assets)	15.7	16.8
Total capital ratio (as a percentage of risk-weighted assets)	17.5	18.6

N/M – Not meaningful

[1] With effect from January 1, 2018, the CRR/CRD 4 “transitional” (or “phase-in”) rules under which CET 1 regulatory adjustments were phased in have reached a rate of 100%, together with the 100 % phase-out rate of minority interest only recognizable under the transitional rules.

[2] Our IPO of DWS led to a € 0.9 billion CET 1 contribution which is reflected in ‘Capital instruments, related share premium accounts and other reserves’ at € 0.1 billion and minority interest in ‘Other’ at € 0.8 billion.

3No interim profits to be recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).

[4] Based on Article 159 CRR and recent guidance provided by EBA (Q&A 2017_3426) published on January 18, 2019 only unearned credit spread additional value adjustments are used as specific credit risk adjustments.

[5] Includes € 0.6 billion capital deduction effective from January 2018 onwards, based on ECB guidance and following the EBA Guidelines on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme. Further includes capital deduction of € 0.3 billion that was imposed on Deutsche Bank effective from October 2016 onwards based on a notification by the ECB pursuant to Article 16(1)(c) and 16(2)(d) of Regulation (EU) No 1024/2013.

Reconciliation of Shareholders Equity to Regulatory Capital [text block table]

Reconciliation of shareholders’ equity to regulatory capital

	CRR/CRD 4
in € m.	Dec 31, 2018	Dec 31, 2017
Total shareholders’ equity per accounting balance sheet[1]	62,495	63,174
Deconsolidation/Consolidation of entities	(33)	(58)
Of which:
Additional paid-in capital	(12)	(6)
Retained earnings	(150)	(228)
Accumulated other comprehensive income (loss), net of tax	130	176
Total shareholders' equity per regulatory balance sheet	62,462	63,116
Minority Interests (amount allowed in consolidated CET 1)[1]	846	33
Accrual for dividend and AT1 coupons[2]	(267)	0
Reversal of deconsolidation/consolidation of the position Accumulated other comprehensive income (loss), net of tax, during transitional period	0	(35)
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	63,041	63,114
Additional value adjustments	(1,504)	(1,204)
Other prudential filters (other than additional value adjustments)	(329)	(74)
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR	0	(144)
Goodwill and other intangible assets (net of related tax liabilities)	(8,566)	(6,715)
Deferred tax assets that rely on future profitability	(2,758)	(2,403)
Defined benefit pension fund assets	(1,111)	(900)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities	0	0
Other regulatory adjustments	(1,287)	(866)
Common Equity Tier 1 capital	47,486	50,808

[1] Our IPO of DWS led to a € 0.9 billion CET 1 contribution which is reflected in the ‘Total shareholders’ equity per accounting balance sheet’ at € 0.1 billion and ‘Minority interests’ at € 0.8 billion.

[2] No interim profits to be recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).